Loans - Contractual maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Financial assets
Loans	$ 806,767	$ 773,254
Gross amount
Financial assets
Loans	811,335	777,687
Gross amount | Australia
Financial assets
Loans	708,928	678,272
Gross amount | Australia | Housing
Financial assets
Loans	503,271	485,474
Gross amount | Australia | Personal
Financial assets
Loans	10,174	11,289
Gross amount | Australia | Business
Financial assets
Loans	195,483	181,509
Gross amount | New Zealand
Financial assets
Loans	94,597	93,326
Gross amount | New Zealand | Housing
Financial assets
Loans	62,484	61,235
Gross amount | New Zealand | Personal
Financial assets
Loans	1,058	1,083
Gross amount | New Zealand | Business
Financial assets
Loans	31,055	31,008
Gross amount | Other overseas
Financial assets
Loans	7,810	$ 6,089
Gross amount | Up to 1 year
Financial assets
Loans	98,316
Gross amount | Up to 1 year | Australia
Financial assets
Loans	74,920
Gross amount | Up to 1 year | Australia | Housing
Financial assets
Loans	5,272
Gross amount | Up to 1 year | Australia | Personal
Financial assets
Loans	6,385
Gross amount | Up to 1 year | Australia | Business
Financial assets
Loans	63,263
Gross amount | Up to 1 year | New Zealand
Financial assets
Loans	20,832
Gross amount | Up to 1 year | New Zealand | Housing
Financial assets
Loans	192
Gross amount | Up to 1 year | New Zealand | Personal
Financial assets
Loans	878
Gross amount | Up to 1 year | New Zealand | Business
Financial assets
Loans	19,762
Gross amount | Up to 1 year | Other overseas
Financial assets
Loans	2,564
Gross amount | Over 1 year to 5 years
Financial assets
Loans	136,417
Gross amount | Over 1 year to 5 years | Australia
Financial assets
Loans	119,477
Gross amount | Over 1 year to 5 years | Australia | Housing
Financial assets
Loans	1,007
Gross amount | Over 1 year to 5 years | Australia | Personal
Financial assets
Loans	3,074
Gross amount | Over 1 year to 5 years | Australia | Business
Financial assets
Loans	115,396
Gross amount | Over 1 year to 5 years | New Zealand
Financial assets
Loans	11,958
Gross amount | Over 1 year to 5 years | New Zealand | Housing
Financial assets
Loans	566
Gross amount | Over 1 year to 5 years | New Zealand | Personal
Financial assets
Loans	177
Gross amount | Over 1 year to 5 years | New Zealand | Business
Financial assets
Loans	11,215
Gross amount | Over 1 year to 5 years | Other overseas
Financial assets
Loans	4,982
Gross amount | Over 5 years to 15 years
Financial assets
Loans	36,258
Gross amount | Over 5 years to 15 years | Australia
Financial assets
Loans	31,476
Gross amount | Over 5 years to 15 years | Australia | Housing
Financial assets
Loans	21,536
Gross amount | Over 5 years to 15 years | Australia | Personal
Financial assets
Loans	715
Gross amount | Over 5 years to 15 years | Australia | Business
Financial assets
Loans	9,225
Gross amount | Over 5 years to 15 years | New Zealand
Financial assets
Loans	4,518
Gross amount | Over 5 years to 15 years | New Zealand | Housing
Financial assets
Loans	4,438
Gross amount | Over 5 years to 15 years | New Zealand | Personal
Financial assets
Loans	3
Gross amount | Over 5 years to 15 years | New Zealand | Business
Financial assets
Loans	77
Gross amount | Over 5 years to 15 years | Other overseas
Financial assets
Loans	264
Gross amount | Over 15 years
Financial assets
Loans	540,344
Gross amount | Over 15 years | Australia
Financial assets
Loans	483,055
Gross amount | Over 15 years | Australia | Housing
Financial assets
Loans	475,456
Gross amount | Over 15 years | Australia | Business
Financial assets
Loans	7,599
Gross amount | Over 15 years | New Zealand
Financial assets
Loans	57,289
Gross amount | Over 15 years | New Zealand | Housing
Financial assets
Loans	57,288
Gross amount | Over 15 years | New Zealand | Business
Financial assets
Loans	$ 1